Income Taxes - Summary of Significant Components of Deferred Tax Assets (Labilities) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Non-current deferred tax assets
Tax losses	¥ 203,259	$ 29,470	¥ 151,160		¥ 103,721
Allowance for doubtful accounts	29,288	4,246	17,376		3,047
Lease liabilities	18,858	2,734	0		0
Welfare payables	7,362	1,067	5,807		4,308
Inventory provision	2,472	359	7,172		7,360
Accrued expenses and other liabilities	1,573	228	1,329		1,354
Intangible assets	23	3	43		0
Unrealized loss on long-term investment	20	3	69		0
Unrealized profit arising from elimination of inter-company transactions	206	30	474		466
Deferred government subsidies	0	0	15		35
Total deferred tax assets	263,061	38,140	183,445		120,291
Less: valuation allowance	(244,691)	(35,477)	(183,445)	$ (26,597)	(120,291)	¥ (100,633)
Deferred tax assets, net of valuation allowance	18,370	2,663	0		0
Non-current deferred tax liabilities
Right-of-use assets	(18,370)	(2,663)	0		0
Unrealized gain on long-term investment	(292)	(42)	(292)		(292)
Total deferred tax liabilities	(18,662)	(2,705)	(292)		(292)
Deferred tax assets (liabilities), net of valuation allowance	¥ (292)	$ (42)	¥ (292)		¥ (292)